External research and development expenses - Additional Information (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Research And Development Expense [line Items]
Research and development expense	SFr 12,393	SFr 19,024
Capitalised development expenditure [member]
Disclosure Of Detailed Information About Research And Development Expense [line Items]
Research and development expense	SFr 174